NOTE 7 DEBT (Details) (USD $)	12 Months Ended				114 Months Ended	12 Months Ended																				12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended											12 Months Ended				12 Months Ended					12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2011 Payment due Q1 2012 [Member] Ruby Development Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2011 Payment due Q2 2012 [Member] Ruby Development Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2011 Monthly Payment Due July 1, 2013 to December 2015 [Member] Ruby Development Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2013 Equipment [Member] CNH Capital America LLC [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Derivative [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Derivative [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2013 Derivative [Member] LG Capital Funding LLC [Member]	Dec. 31, 2012 Principal Owed Exceeding Cash Received [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2013 Principal Owed Exceeding Cash Received [Member] LG Capital Funding LLC [Member]	Dec. 31, 2013 Original Issue Discount [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Original Issue Discount [Member] Convertible Note on August 2, 2012 [Member] Tonaquint, Inc. [Member]	Dec. 31, 2013 Original Issue Discount [Member] Typenex Co-Investment, LLC [Member]	Dec. 31, 2013 Additional Draw Down [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Tainted Equity Valuation [Member] Convertible Note on August 2, 2012 [Member] Tonaquint, Inc. [Member]	Dec. 31, 2013 Tainted Equity Valuation [Member] Typenex Co-Investment, LLC [Member]	Dec. 31, 2013 Original Issue Discount and Fees [Member] Typenex Co-Investment, LLC [Member]	Dec. 31, 2013 Ruby Development Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2011 Ruby Development Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2012 Tangiers Investors, LP [Member] Convertible Note on June 19, 2012 [Member]	Dec. 31, 2012 Warrants exercisable at $0.07 [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants exercisable at $0.14 [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Promissory Note and Convertible Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Convertible Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on February 2, 2012 #1 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on February 2, 2012 #2 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on March 15, 2012 #1 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on March 15, 2012 #2 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Sep. 30, 2013 Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member]	Dec. 31, 2013 Convertible Note on August 2, 2012 [Member] Tonaquint, Inc. [Member]	Dec. 31, 2012 Convertible Note on August 2, 2012 [Member] Tonaquint, Inc. [Member]	Dec. 31, 2012 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Typenex Co-Investment, LLC [Member]	Dec. 31, 2013 LG Capital Funding LLC [Member]	Dec. 31, 2011 Minimum [Member] Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]
NOTE 7 DEBT (Details) [Line Items]
Debt Instrument, Face Amount																																	$ 1,990,000		$ 100,000	$ 100,000		$ 25,000			$ 25,000	$ 100,000		$ 50,000	$ 50,000		$ 75,000	$ 37,500	$ 37,500		$ 50,000		$ 25,000			$ 100,000		$ 550,000			$ 100,000	$ 750,000		$ 280,000	$ 56,500
Debt Instrument, Interest Rate, Stated Percentage									8.49%																							6.00%	3.00%					9.90%			9.90%	9.90%					9.90%				9.90%		9.90%			7.00%					8.00%	7.00%		10.00%
Debt Instrument, Maturity Date																																	Dec. 30, 2015
Debt Instrument, Periodic Payment						10,000	15,000	20,000	1,462																							60,000																													37,666			35,000		2,500
Payments of Debt Restructuring Costs	(160,000)	0			(160,000)																											160,000
Debt Instrument, Payment Terms									A $10,000 initial payment was made on October 1, 2013, with 36 payments scheduled at $1,462 per month.																							mortgage payments through December 2015 are set at $20,000 due on the 1 st day of each month, and an additional $40,000 due by the 20 th day of each month, for aggregate monthly payments of $60,000 per month						two (2) weeks beginning January 1, 2012, at a minimum of $2,500 against the principal and accrued interest until the Promissory Note has been satisfied																							The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666 plus accrued interest beginning 180 days from the Effective Date.			The Note is self-amortizing, such that it may be repaid in cash in eight (8) monthly installments of $35,000 plus accrued interest beginning 180 days from the Effective Date.
Debt Instrument, Frequency of Periodic Payment																																per month																														no less than bi-weekly
Notes Payable																																1,832,638																											110,000
Number of Note Agreements																																					2					2					2
Debt Instrument, Maturity Date, Description									36 month note																													(24) months from the Effective Date				term of twenty four (24) months					term of twenty four (24) months				term of twenty four (24) months		term of twenty four (24) months			term of twenty four (24) months		twelve (12) months from the Effective Date			nine (9) months from the Effective Date	twenty four (24) months from the Effective Date of each tranche		thirteen (13) months from the Effective Date	nine (9) months from the Effective Date
Class of Warrants or Rights Granted (in Shares)	4,000,000	4,800,000	2,250,000	13,000,000																															750,000	750,000		250,000			250,000	500,000					500,000				150,000		150,000									125,000
Warrants, Term of Warrants																																			5 years	5 years		5 years				5 years					5 years				5 years		5 years									5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																																			$ 0.07	$ 0.14		$ 0.115			$ 0.115	$ 0.13					$ 0.09				$ 0.07		$ 0.06
Warrants, Fair Value of Warrants, Granted																																						20,568
Debt Instrument, Convertible, Terms of Conversion Feature																																									The $25,000 Convertible Note is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.08 per share, which was the closing market share price on the Effective Date																	the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion	lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion		In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date. In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.	undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant		In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the two (2) lowest VWAPs of the shares of Common Stock during the twenty (20) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date	lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																									$ 0.08	$ 0.08					$ 0.09				$ 0.06		$ 0.06								$ 0.06			$ 0.08
Amortization of Debt Discount (Premium)	369,684	356,552			945,642																					32,231		169,424	58,272										0	20,568		90,324				19,012	63,771			0	25,634	0	20,368		37,286	45,349	64,710	58,307		26,041	58,272			35,619	17,592
Convertible Notes Payable																																							29,970	27,495		109,032	118,932			88,345	80,920			58,818	53,106		26,458	28,314	110,740	103,740	122,323	132,825		113,000	116,792	161,059	419,674	158,864	56,500
Interest Payable									1,114																									3,740					4,970	2,495		9,032	18,932			13,345	5,920			8,818	3,106		1,458	3,314	10,740		3,673	6,325		5,358	3,792	1,059	23,577	3,864
Proceeds from Convertible Debt	646,097	728,000			2,027,909																																					100,000					75,000										235,000	115,000						125,000
Debt Instrument, Convertible, Beneficial Conversion Feature	0	321,002			177,974					78,296	34,896	16,241	10,988	58,048	21,704	40,104	9,393	9,380	41,952
Original Issue Discount Rate																																																										10.00%							10.00%
Debt Instrument, Unamortized Discount	0	0			0															228,713	111,517	55,758	11,500	6,500	27,550		25,000			125,000	30,000										20,568																	123,017	98,366		10,000			155,000
Debt Conversion, Original Debt, Amount																																																									283,920
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																																									11,229,544
Debt Instrument, Fee Amount																																																													3,000			5,000	1,500
Convertible Debt																																																													113,000
Increase (Decrease) in Derivative Liabilities																																																													48,272
Repayments of Convertible Debt																																																												118,358
Proceeds from Notes Payable																																																											100,000			50,000			50,000
Class of Warrant or Right, Excercise Terms																																																														125% of the Conversion Price of each tranche
Line of Credit Facility, Amount Outstanding																																																															396,098
Noncash or Part Noncash Acquisition, Other Assets Acquired									56,071
Repayments of Secured Debt									10,000
Secured Debt									$ 41,687
Debt Instrument, Description																																																													In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.			Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest
Debt Instrument, Interest Rate Terms																																																										If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%). Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.							If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%). Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.